Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of depreciable lives of premises and equipment	The range of depreciable lives over which premises and equipment are being depreciated are:

Buildings	5 to 50 Years
Equipment, furniture and fixtures	3 to 20 Years
Leasehold improvements	1 to 10 Years

Schedule of activity in goodwill and intangible assets
The following table reflects the activity in goodwill and other intangible assets for the years 2012, 2011 and 2010.

(In thousands)	Goodwill	Core Deposit Intangibles	Total
December 31, 2009	$72,334	$9,465	$81,799
Amortization	—	(3,422)	(3,422)
December 31, 2010	$72,334	$6,043	$78,377
Amortization	—	(3,534)	(3,534)
December 31, 2011	$72,334	$2,509	$74,843
Amortization	—	(2,172)	(2,172)
December 31, 2012	$72,334	$337	$72,671

Schedule of core deposit intangibles amortization expense	The expected core deposit intangible amortization expense for each of the next five years is as follows:

(In thousands)
2013	$337
2014	—
2015	—
2016	—
2017	—
Total	$337

Schedule of cash flow, supplemental disclosures
Net cash provided by operating activities reflects cash payments as follows:

December 31,
(In thousands)	2012	2011	2010
Interest paid on deposits and other borrowings	$51,877	$59,552	$74,680
Income taxes paid	7,000	17,700	24,600

Schedule of non-cash items included in cash provided by operating activities	Non-cash items included in cash provided by operating activities:

December 31,
(In thousands)	2012	2011	2010
Transfers to OREO	$23,634	$36,209	$35,507